Taxes Prepaid taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Taxes
Prepaid value-added tax	$ 491,772	$ 1,609,466
Others	2,695	0
Total	$ 494,467	$ 1,609,466